Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Maturity Analysis of Trade Receivable

The following represents an analysis of the age of trade receivables as at December 31:

	2017	2016
Current	$—	$—
Less than 30 days past billing date	1,020	63
31 to 60 days past billing date	85	16
61 to 90 days past billing date	35	9
Over 90 days past billing date	—	19

	$1,140	$107

Summary of of maturity analysis of trade and other payables

The following represents an analysis of the age of accounts payable as at December 31:

	2017	2016
Current	$5,922	$147
Less than 30 days past billing date	803	150
31 to 60 days past billing date	113	33
61 to 90 days past billing date	66	16
Over 90 days past billing date	172	240

	$7,076	$586